CASH, CASH EQUIVALENTS AND MARKETABLE SECURITIES (Tables)	6 Months Ended
Jun. 30, 2025
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents and marketable securities
	June 30,	December 31,
	2025	2024
	(Unaudited)
Cash and cash equivalents:
Cash	$73,804	$98,392
Bank deposits	182,327	21,936
Money market funds	1,334,384	1,291,274
Total cash and cash equivalents	1,590,515	1,411,602
Marketable securities:
U.S. Treasury bills	60,102	50,004
Total marketable securities	60,102	50,004
Total cash and cash equivalents and marketable securities	$1,650,617	$1,461,606

Schedule of available-for-sale marketable securities
	June 30, 2025
	(Unaudited)
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Contractual maturity:
Within one year	$59,941	$161	$-	$60,102
After one year through five years	-	-	-	-
Total	$59,941	$161	$-	$60,102

	December 31, 2024
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Contractual maturity:
Within one year	$49,797	$207	$-	$50,004
After one year through five years	-	-	-	-
Total	$49,797	$207	$-	$50,004